Note A - The Company and Summary of Significant Accounting Policies - Fair Value (Details) - Convertible Debt [Member]	Dec. 31, 2022 USD ($)
Convertible note at fair value	$ 2,596,203
Fair Value, Inputs, Level 1 [Member]
Convertible note at fair value	0
Fair Value, Inputs, Level 2 [Member]
Convertible note at fair value	0
Fair Value, Inputs, Level 3 [Member]
Convertible note at fair value	$ 2,596,203